RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Equity reservers impacted by financial instruments) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	$ 2,557	$ 9,285
Change in Effective portion of Fair Value Hedges	34	46	$ (4)
Balance, as at	2,340	2,557	$ 9,285
Cash Flow Hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	(29)
Amount reclassified to profit or loss	7
Foreign currency revaluation of CAD borrowings	0
Foreign currency revaluation of net foreign operations	0
Valuation of investments in equity securities designated FVOCI	0
Tax Effect	(2)
Other	(10)
Balance, as at	(34)	(29)
Cash Flow Hedges | Energy Derivative Contracts [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	(1)
Cash Flow Hedges | Interest Rate Swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	1
Cash Flow Hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	15
Amount reclassified to profit or loss	0
Foreign currency revaluation of CAD borrowings	0
Foreign currency revaluation of net foreign operations	0
Valuation of investments in equity securities designated FVOCI	(8)
Tax Effect	0
Other	(3)
Balance, as at	4	15
Investments in equity securities | Energy Derivative Contracts [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0
Investments in equity securities | Interest Rate Swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0
Foreign Currency Translation
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	(378)
Amount reclassified to profit or loss	0
Foreign currency revaluation of CAD borrowings	87
Foreign currency revaluation of net foreign operations	(324)
Valuation of investments in equity securities designated FVOCI	0
Tax Effect	(10)
Other	(69)
Balance, as at	(652)	$ (378)
Foreign Currency Translation | Energy Derivative Contracts [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0
Foreign Currency Translation | Interest Rate Swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0
Foreign Currency Translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	$ 42